Financial instruments - Narrative (Details)	12 Months Ended
Dec. 31, 2024 vessel
Revenue benchmark | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, number of charterers	4
Concentration risk, charter hires, advance payment period	15 days
Vessels benchmark | Supplier concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, time charters, variable rate contracts	11
Concentration risk, time charters	12
Liberia
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of subsidiaries	12
Liberia | The Bank of China Limited
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of subsidiaries with guarantees	2
Liberia | Agricultural Bank of China
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of subsidiaries with guarantees	10